Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000205376
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
Trading Symbol	XYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Covered Call ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xyld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xyld/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call ETF	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 3,044,175,953
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 9,047,330
InvestmentCompanyPortfolioTurnover	4.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,044,175,953	504	$9,047,330	4.71%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-6.2%
Materials	2.1%
Real Estate	2.4%
Utilities	2.7%
Energy	3.4%
Consumer Staples	6.6%
Industrials	9.0%
Communication Services	9.9%
Consumer Discretionary	11.0%
Health Care	11.5%
Financials	15.4%
Information Technology	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.2%
Microsoft	6.6%
NVIDIA	6.0%
Amazon.com	3.9%
Meta Platforms, Cl A	2.7%
Berkshire Hathaway, Cl B	2.2%
Alphabet, Cl A	2.1%
Broadcom	2.0%
Tesla	1.8%
Alphabet, Cl C	1.7%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xyld/
C000205375
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
Trading Symbol	QYLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Covered Call ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qyld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qyld/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Covered Call ETF	$29	0.60%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
AssetsNet	$ 8,210,698,104
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 25,159,150
InvestmentCompanyPortfolioTurnover	14.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,210,698,104	102	$25,159,150	14.55%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-8.1%
Real Estate	0.2%
Financials	0.5%
Energy	0.5%
Materials	1.6%
Utilities	1.6%
Industrials	5.3%
Health Care	6.1%
Consumer Staples	6.6%
Consumer Discretionary	14.8%
Communication Services	17.0%
Information Technology	53.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	9.6%
Microsoft	8.8%
NVIDIA	8.0%
Amazon.com	5.9%
Broadcom	4.5%
Meta Platforms, Cl A	3.6%
Netflix	3.6%
Costco Wholesale	3.3%
Tesla	3.1%
Alphabet, Cl A	2.8%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qyld/
C000210451
Shareholder Report [Line Items]
Fund Name	Global X Russell 2000 Covered Call ETF
Class Name	Global X Russell 2000 Covered Call ETF
Trading Symbol	RYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Russell 2000 Covered Call ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ryld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ryld/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call ETF	$26	0.54%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,294,834,988
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 3,850,968
InvestmentCompanyPortfolioTurnover	2.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,294,834,988	9	$3,850,968	2.16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-6.1%
Warrant	0.0%
Rights	0.0%
Exchange-Traded Funds	105.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	105.9%
CinCor Pharma CVR	0.0%
Inhibrx CVR	0.0%
Novartis CVR	0.0%
Pulse Biosciences	0.0%
Cartesian Therapeutics CVR	0.0%
OmniAb CVR	0.0%
OmniAb CVR	0.0%
Written Option - Russell 2000 Index, $1,865, 05/16/25	-6.1%
Footnote	Description
Footnote**	Affiliated Investment

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ryld/
C000221195
Shareholder Report [Line Items]
Fund Name	Global X Nasdaq 100<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
Trading Symbol	QYLG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Nasdaq 100® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qylg/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Nasdaq 100® Covered Call & Growth ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 90,848,783
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 176,738
InvestmentCompanyPortfolioTurnover	10.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$90,848,783	102	$176,738	10.04%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-3.9%
Real Estate	0.2%
Financials	0.5%
Energy	0.5%
Materials	1.5%
Utilities	1.5%
Industrials	5.2%
Health Care	5.8%
Consumer Staples	6.4%
Consumer Discretionary	14.2%
Communication Services	16.3%
Information Technology	51.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	9.2%
Microsoft	8.5%
NVIDIA	7.7%
Amazon.com	5.6%
Broadcom	4.3%
Meta Platforms, Cl A	3.5%
Netflix	3.4%
Costco Wholesale	3.1%
Tesla	3.0%
Alphabet, Cl A	2.7%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qylg/
C000221194
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
Trading Symbol	XYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xylg/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call & Growth ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 52,083,276
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 100,902
InvestmentCompanyPortfolioTurnover	3.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$52,083,276	504	$100,902	3.49%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-3.0%
Materials	2.0%
Real Estate	2.3%
Utilities	2.6%
Energy	3.3%
Consumer Staples	6.4%
Industrials	8.8%
Communication Services	9.6%
Consumer Discretionary	10.6%
Health Care	11.1%
Financials	14.9%
Information Technology	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.0%
Microsoft	6.4%
NVIDIA	5.8%
Amazon.com	3.8%
Meta Platforms, Cl A	2.6%
Berkshire Hathaway, Cl B	2.1%
Alphabet, Cl A	2.0%
Broadcom	2.0%
Tesla	1.7%
Alphabet, Cl C	1.7%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xylg/
C000228848
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Risk Managed Income ETF
Trading Symbol	QRMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Risk Managed Income ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qrmi/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qrmi/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Risk Managed Income ETF	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 18,972,802
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 54,515
InvestmentCompanyPortfolioTurnover	11.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,972,802	105	$54,515	11.35%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-8.2%
Purchased Options	0.2%
Real Estate	0.2%
Financials	0.5%
Energy	0.5%
Utilities	1.5%
Materials	1.6%
Industrials	5.3%
Health Care	6.1%
Consumer Staples	6.6%
Consumer Discretionary	14.8%
Communication Services	17.0%
Information Technology	53.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	9.6%
Microsoft	8.8%
NVIDIA	8.0%
Amazon.com	5.9%
Broadcom	4.5%
Meta Platforms, Cl A	3.6%
Netflix	3.6%
Costco Wholesale	3.3%
Tesla	3.1%
Alphabet, Cl A	2.8%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qrmi/
C000228854
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Risk Managed Income ETF
Trading Symbol	XRMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Risk Managed Income ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xrmi/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xrmi/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Risk Managed Income ETF	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 46,006,249
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 131,023
InvestmentCompanyPortfolioTurnover	4.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$46,006,249	507	$131,023	4.57%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-6.2%
Purchased Options	0.2%
Materials	2.1%
Real Estate	2.4%
Utilities	2.7%
Energy	3.4%
Consumer Staples	6.5%
Industrials	9.0%
Communication Services	9.9%
Consumer Discretionary	11.0%
Health Care	11.5%
Financials	15.3%
Information Technology	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.2%
Microsoft	6.6%
NVIDIA	6.0%
Amazon.com	3.9%
Meta Platforms, Cl A	2.7%
Berkshire Hathaway, Cl B	2.2%
Alphabet, Cl A	2.1%
Broadcom	2.0%
Tesla	1.8%
Alphabet, Cl C	1.7%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xrmi/
C000234113
Shareholder Report [Line Items]
Fund Name	Global X Dow 30<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
Trading Symbol	DJIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Dow 30® Covered Call ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/djia/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/djia/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call ETF	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 130,760,677
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 331,288
InvestmentCompanyPortfolioTurnover	11.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$130,760,677	31	$331,288	11.45%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-3.7%
Communication Services	2.1%
Energy	2.2%
Consumer Staples	5.2%
Materials	5.5%
Industrials	13.2%
Consumer Discretionary	14.4%
Health Care	14.8%
Information Technology	20.1%
Financials	26.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs Group	8.6%
UnitedHealth Group	6.4%
Microsoft	6.2%
Home Depot	5.6%
Sherwin-Williams	5.5%
Visa, Cl A	5.4%
McDonald's	5.0%
Caterpillar	4.8%
Amgen	4.6%
Salesforce	4.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/djia/
C000238169
Shareholder Report [Line Items]
Fund Name	Global X Russell 2000 Covered Call & Growth ETF
Class Name	Global X Russell 2000 Covered Call & Growth ETF
Trading Symbol	RYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Russell 2000 Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rylg/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call & Growth ETF	$13	0.28%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.28%
AssetsNet	$ 6,580,924
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 9,412
InvestmentCompanyPortfolioTurnover	3.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,580,924	3	$9,412	3.84%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Options	-3.0%
Exchange-Traded Funds	102.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	102.9%
Written Option - Cboe Mini-Russell 2000 Index, $186, 05/16/25	0.0%
Written Option - Russell 2000 Index, $1,865, 05/16/25	-2.9%
Footnote	Description
Footnote**	Affiliated Investment

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rylg/
C000234112
Shareholder Report [Line Items]
Fund Name	Global X Information Technology Covered Call & Growth ETF
Class Name	Global X Information Technology Covered Call & Growth ETF
Trading Symbol	TYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Information Technology Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/tylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/tylg/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Information Technology Covered Call & Growth ETF	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 9,859,587
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 27,529
InvestmentCompanyPortfolioTurnover	1.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,859,587	71	$27,529	1.94%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-4.1%
Information Technology	48.4%
Exchange-Traded Funds	55.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Technology Select Sector SPDR Fund	55.7%
Apple	7.1%
Microsoft	6.5%
NVIDIA	5.9%
Broadcom	2.2%
Salesforce	1.5%
Palantir Technologies, Cl A	1.4%
Cisco Systems	1.3%
Oracle	1.3%
International Business Machines	1.3%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/tylg/
C000243329
Shareholder Report [Line Items]
Fund Name	Global X Dow 30<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
Trading Symbol	DYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Dow 30® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/dylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dylg/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call & Growth ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 2,234,717
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,387
InvestmentCompanyPortfolioTurnover	11.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,234,717	32	$3,387	11.82%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-1.8%
Exchange-Traded Funds	0.2%
Communication Services	2.1%
Energy	2.1%
Consumer Staples	5.1%
Materials	5.4%
Industrials	12.9%
Consumer Discretionary	14.2%
Health Care	14.5%
Information Technology	19.7%
Financials	25.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs Group	8.4%
UnitedHealth Group	6.3%
Microsoft	6.1%
Home Depot	5.5%
Sherwin-Williams	5.4%
Visa, Cl A	5.3%
McDonald's	4.9%
Caterpillar	4.7%
Amgen	4.5%
Salesforce	4.1%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dylg/
C000249080
Shareholder Report [Line Items]
Fund Name	Global X S&P 500 Quality Dividend Covered Call ETF
Class Name	Global X S&P 500 Quality Dividend Covered Call ETF
Trading Symbol	QDCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500 Quality Dividend Covered Call ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qdcc/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qdcc/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500 Quality Dividend Covered Call ETF	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
AssetsNet	$ 1,160,790
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 729
InvestmentCompanyPortfolioTurnover	3.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,160,790	2	$729	3.48%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-5.7%
Exchange-Traded Funds	105.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X S&P 500 Quality Dividend ETFFootnote Reference**	105.7%
Written Option - Global X S&P 500 Quality Dividend ETF, $32, 05/16/25	-5.7%
Footnote	Description
Footnote**	Affiliated Investment

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qdcc/
C000249082
Shareholder Report [Line Items]
Fund Name	Global X MLP & Energy Infrastructure Covered Call ETF
Class Name	Global X MLP & Energy Infrastructure Covered Call ETF
Trading Symbol	MLPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X MLP & Energy Infrastructure Covered Call ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpd/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mlpd/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure Covered Call ETF	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 10,361,308
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 5,987
InvestmentCompanyPortfolioTurnover	10.17%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,361,308	2	$5,987	10.17%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-1.7%
Exchange-Traded Funds	101.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X MLP & Energy Infrastructure ETFFootnote Reference**	101.4%
Written Option - Global X MLP & Energy Infrastructure ETF, $60, 05/16/25	-1.7%
Footnote	Description
Footnote**	Affiliated Investment

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mlpd/